Related Party Transactions (Details)	3 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2025 ILS (₪)	Jan. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jun. 13, 2024 m²
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture	50.00%	50.00%
Incurred research and development expenses	$ 461,438		$ 227,478
Owed to the Company	143,490			$ 131,839
Rental expense	$ 3,400	₪ 12,500
Borrowing rate	10.00%
Top of range [member]
Related Party Transactions [Line Items]
Area of square meters (in Square Meters) | m²					386
Bottom of range [member]
Related Party Transactions [Line Items]
Area of square meters (in Square Meters) | m²					193
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture	50.00%	50.00%
Incurred research and development expenses	$ 12,746		$ 502